Cash and cash equivalents	12 Months Ended
Oct. 31, 2019
Cash and cash equivalents [Abstract]
Cash and cash equivalents
18 Cash and cash equivalents

		October 31, 2019	October 31, 2018
	Note	$m	$m
Cash at bank and in hand		292.2	387.1
Short-term bank deposits		63.5	236.7
		355.7	623.8
Reclassification to current assets classified as held for sale	37	-	(2.9)
Cash and cash equivalents		355.7	620.9

At October 31, 2019 and October 31, 2018, the carrying amount approximates to the fair value. The Group’s credit risk on cash and cash equivalents is limited as the counterparties are well established banks with high credit ratings. The credit quality of cash and cash equivalents is as follows:

	October 31, 2019	October 31, 2018
	$m	$m
S&P/Moody’s/Fitch rating:
AAA	69.8	231.5
AA-	87.6	81.0
A+	144.4	260.4
A	23.4	20.1
A-	14.4	3.8
BBB+	1.7	4.5
BBB	4.5	1.0
BBB-	0.8	0.6
BB+	0.8	2.0
BB	0.3	-
BB-	6.3	15.2
B+	0.2	-
CCC+	-	0.2
C-	-	0.3
Not rated	1.5	0.3
	355.7	620.9

Where the opinions of the rating agencies differ, the lowest applicable rating has been assigned to the counterparty.